STATEMENT OF ADDITIONAL INFORMATION

Causeway International Value Fund

Institutional Class (CIVIX)

Investor Class (CIVVX)

Causeway Global Value Fund

Institutional Class (CGVIX)

Investor Class (CGVVX)

Causeway Emerging Markets Fund

Institutional Class (CEMIX)

Investor Class (CEMVX)

Causeway Global Absolute Return Fund

Institutional Class (CGAIX)

Investor Class (CGAVX)

SUPPLEMENT DATED OCTOBER 24, 2014

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 28, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

The first section under “Management of the Fund” in the Statement of Additional Information is superseded and replaced in its entirety with:

MANAGEMENT OF THE FUND

The Trustees oversee the actions of the Investment Adviser and other service providers and decide upon matters of general policy. The Trustees also review the actions of the Trust’s officers, who conduct and supervise the daily business operations of the Trust.

The Board currently consists of four Trustees. None of the Trustees is an “interested person” (as defined in Section 2(a) (19) of the 1940 Act) of the Trust and therefore each Trustee is considered an “Independent Trustee.”

The Trustees and officers of the Trust are:

Name, Address, Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
INDEPENDENT TRUSTEES
John R. Graham Age: 53	Trustee; Chairman of the Audit Committee	Since 10/08; Audit Chairman since 4/13	Film Composer (since 2005); Senior Vice President, Corporate Financial Development and Communications, The Walt Disney Company (2004-2005); Senior Vice President, Mergers and Acquisitions, Lehman Brothers Inc. (2000-2004).	6	None
Lawry J. Meister Age: 52	Trustee	Since 10/08	President, Steaven Jones Development Company, Inc. (real estate firm) (since 1995); President, Creative Office Properties (real estate firm) (since 2012).	6	None
Victoria B. Rogers Age: 53	Trustee	Since 4/13	President, the Rose Hills Foundation (since 1996).	6	Director, TCW Strategic Income Fund, Inc. and TCW Funds, Inc.
Eric H. Sussman Age: 48	Trustee; Chairman of the Board	Trustee since 9/01; Board Chairman since 4/13	Senior Lecturer (since July 2011) and Lecturer (1995 – June 2011), Anderson Graduate School of Management, University of California, Los Angeles (since 1995); President, Amber Capital, Inc. (real estate investment and financial planning firm) (since 1993).	6	Trustee, Presidio Funds (until 2010)
OFFICERS
Turner Swan 11111 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025 Age: 52	President	Since 8/01	General Counsel, Secretary, and Member of the Investment Adviser (since 2001); Compliance Officer of the Investment Adviser (since 2010).	N/A	N/A

Name, Address, Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
Gracie V. Fermelia 11111 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025 Age: 53	Chief Compliance Officer and Assistant Secretary	CCO (since 7/05); Asst. Sect. (since 8/01)	Chief Compliance Officer of the Investment Adviser (since July 2005); Chief Operating Officer and Member of the Investment Adviser (since 2001).	N/A	N/A
Eric Kleinschmidt[5] One Freedom Valley Drive Oaks, PA 19456 Age: 46	Treasurer	Since 8/14	Director of Fund Accounting of the Administrator (since 2004).	N/A	N/A
Gretchen W. Corbell 11111 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025 Age: 43	Secretary	Since 10/11	Attorney of the Investment Adviser (since 2004).	N/A	N/A
Lisa Whittaker[5] One Freedom Valley Drive Oaks, PA 19456 Age: 35	Vice President and Assistant Secretary	Since 8/13	Corporate Counsel of the Administrator (since 2012); Associate Counsel and Compliance Officer, The Glenmede Trust Company (2011-2012); Associate, Drinker, Biddle & Reath, LLP (2006-2011).	N/A	N/A
Bernadette Sparling [5] One Freedom Valley Drive Oaks, PA 19456 Age: 37	Vice President and Assistant Secretary	Since 7/08	Corporate Counsel of the Administrator (since 2005).	N/A	N/A

1  Each Trustee may be contacted by writing to the Trustee c/o Causeway Capital Management Trust, One Freedom Valley Drive, Oaks, PA 19456.

2  Each Trustee holds office during the lifetime of the Trust until his or her sooner resignation, retirement, removal, death or incapacity in accordance with the Trust’s Declaration of Trust. The president, treasurer and secretary each holds office at the pleasure of the Board of Trustees or until he or she sooner resigns in accordance with the Trust’s Bylaws.

3  The “Trust Complex” consists of all registered investment companies for which the Investment Adviser serves as investment adviser. As of the date hereof, the Trust Complex consists of one investment company with six portfolios —International Value Fund, Global Value Fund, Emerging Markets Fund, Global Absolute Return Fund, Causeway International Opportunities Fund and Causeway International Small Cap Fund.

4  Directorships of companies required to report to the Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

5  These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

The following provides information in addition to that set forth in the table above regarding relevant qualifications, experience, attributes or skills of each Trustee.

John R. Graham: Mr. Graham joined the Board in 2008 and has been Chairman of the Audit Committee since 2013. Mr. Graham has over 20 years of experience in the financial services and investment banking industries, including holding a senior position at a large public company and senior positions with investment banking firms. He was previously a financial consultant, where he specialized in valuation, merger advice, value-based management, and other finance-related work. Mr. Graham holds an MBA.

Lawry J. Meister: Ms. Meister joined the Board in 2008 and has extensive experience in the investment banking, management consulting, and commercial real estate industries. Since 1995, she has been President of a development company specializing in the management of commercial real estate primarily in Southern California. Other experience includes positions in marketing, as a business analyst and as a financial analyst. Ms. Meister holds an MBA.

Victoria B. Rogers: Ms. Rogers joined the Board in 2013. Ms. Rogers is President of The Rose Hills Foundation, a $475 million foundation based in Los Angeles, California. She also serves on the Boards of Trustees of Polytechnic School (Pasadena, California) and Stanford University. Ms. Rogers serves on the boards of two other mutual funds. Previously, Ms. Rogers served on the Boards of Trustees of The Chandler School (Pasadena, California), The Hotchkiss School (Lakeville, Connecticut) and the YMCA of Metropolitan Los Angeles. Ms. Rogers has substantial experience in the area of taxes, accounting, non-profit organizations and foundation management, having been previously employed by Deloitte & Touche LLP, Security Pacific Bank and The Whittier Trust Company.

Eric H. Sussman: Mr. Sussman has been a Trustee since the inception of the Trust in October 2001, and Chairman of the Board since 2013. Since 1995, Mr. Sussman has been a Lecturer (Senior Lecturer since 2011) at the University of California, Los Angeles, Anderson Graduate School of Management, where he has taught accounting, financial reporting, finance, and real estate investment and finance. Since 1993, he has been President or Managing Member of a real estate development and management company. Mr. Sussman holds an MBA, and is a Certified Public Accountant. Mr. Sussman was an independent Trustee and Chairman of the Board of a U.S. value equity mutual fund that closed in 2010.

The Board believes that each Trustee on an individual basis and in combination with the other Trustees is qualified to serve on the Board. Among other things, the Board considered each Trustee’s experience, qualifications, attributes and skills, as well as the actual service and commitment of each Trustee during his tenure on the Board. Notwithstanding the accomplishments noted above, none of the Independent Trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the Fund’s registration statement.

*        *        *         *        *        *

In addition, the table disclosing the dollar range of equity securities beneficially owned by each Trustee under “Management of the Fund” is superseded and replaced in its entirety with:

The following table discloses the dollar range of equity securities beneficially owned by each Trustee (i) in the Funds and (ii) on an aggregate basis in any registered investment companies overseen by the Trustee within the same family of investment companies as the Trust as of January 1, 2014:

Name of Trustee	Dollar Range of Equity Securities in the International Value Fund	Dollar Range of Equity Securities in the Global Value Fund	Dollar Range of Equity Securities in the Emerging Markets Fund	Dollar Range of Equity Securities in the Global Absolute Return Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
John R. Graham	$10,001 - $50,000	None	$10,001 - $50,000	Over $100,000	Over $100,000

Lawry J. Meister	Over $100,000	None	Over $100,000	None	Over $100,000

Victoria B. Rogers**	Over $100,000	None	None	None	Over $100,000

Eric H. Sussman	Over $100,000	Over $100,000	Over $100,000	$10,001 - $50,000	Over $100,000

*      As of the date hereof, the Trust’s Family of Investment Companies consists of one investment company with six portfolios —International Value Fund, Global Value Fund, Emerging Markets Fund, Global Absolute Return Fund, Causeway International Opportunities Fund and Causeway International Small Cap Fund. Causeway International Opportunities Fund is described in a separate Statement of Additional Information and Causeway International Small Cap Fund had not commenced operations as of January 1, 2014.

**    Victoria B. Rogers was appointed to the Board in April 2013.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CCM-SK-025-0100